SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Information
SEGMENT INFORMATION

NOTE 7: SEGMENT INFORMATION

The Company is a fully integrated power company in Argentina, which participates mainly in the production of oil and gas and power generation.

Through its own activities, subsidiaries and share holdings in joint ventures, and based on the business nature, customer portfolio and risks involved, the following business segments have been identified:

Oil and Gas, principally consisting of the Company’s interests in oil and gas areas and through its direct and indirect interest in CISA (until the corporate reorganization detailed in Note 5.1) and PECSA.

Generation, principally consisting of the Company’s direct and indirect interests in HINISA, HIDISA, Greenwind (until its divestment on August 16, 2023), VAR, CTB, TMB, TJSM and through its own electricity generation activities through thermal plants CTG, CPB, Piquirenda, CTLL, CTGEBA, Ecoenergía, CTPP, CTIW, the HPPL hydroelectric complex and PEPE II, PEPE III, PEPE IV and PEPE IV wind farms. It is worth highlighting that the results of the segment’s operations reflect the effects of the consolidation with Greenwind from August 12, 2022 to August 16, 2023 and with VAR as from December 16, 2022.

Petrochemicals, comprising of the Company’s own styrenics operations and the catalytic reformer plant operations conducted in local plants.

Holding, Transportation and Others, principally consisting of our stake in joint businesses CITELEC and CIESA and their respective subsidiaries holding the concession over high-voltage electricity transmission and gas transportation, respectively, the direct interest in VMOS and the indirect interest in OCP, holding activities, and other investment activities. It is worth highlighting that the results of the segment’s operations reflect the effects of the consolidation with OCP as from August 30, 2024, and include the crude oil transportation activity until the termination of the concession on November 29, 2024, see Note 5.2.1.

The Company manages its operating segment based on its individual net result in U.S. dollars.

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2024	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	515	669	326	65	-	1,575
Revenue - foreign market	108	3	190	-	-	301
Intersegment revenue	107	-	-	-	(107)	-
Cost of sales	(515)	(367)	(487)	(17)	107	(1,279)
Gross profit	215	305	29	48	-	597

Selling expenses	(58)	(3)	(13)	-	-	(74)
Administrative expenses	(82)	(52)	(7)	(98)	-	(239)
Exploration expenses	(21)	-	-	-	-	(21)
Other operating income	87	35	41	12	-	175
Other operating expenses	(28)	(14)	(7)	(39)	-	(88)
Impairment of property, plant and equipment, intangible assets and inventories	(34)	-	-	-	-	(34)
Impairment of financial assets	(10)	(46)	-	-	-	(56)
Share of profit from associates and joint ventures	-	(21)	-	167	-	146
Profit from sale of companies´ interest	-	-	-	34	-	34
Operating income	69	204	43	124	-	440

Financial income	2	8	21	1	-	32
Financial costs	(96)	(53)	(3)	(33)	-	(185)
Other financial results	(11)	183	7	32	-	211
Financial results, net	(105)	138	25	-	-	58
Profit (Loss) before income tax	(36)	342	68	124	-	498

Income tax	31	119	4	(33)	-	121
Profit (Loss) of the year	(5)	461	72	91	-	619

Depreciation and amortization	237	100	5	-	-	342

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2024	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	(5)	461	72	91	-	619
Non-controlling interest	-	-	-	-	-	-

Consolidated financial position information as of December 31, 2024
Assets	1,918	3,155	173	1,116	(17)	6,345
Liabilities	1,583	857	109	518	(17)	3,050

Net book values of property, plant and equipment	1,183	1,357	28	39	-	2,607

Additional consolidated information as of December 31, 2024
Increases in property, plant and equipment, intangible assets and right-of-use assets	354	105	6	10	-	475

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	402	648	359	14	-	1,423
Revenue - foreign market	161	-	148	-	-	309
Intersegment revenue	103	-	-	-	(103)	-
Cost of sales	(412)	(354)	(444)	-	103	(1,107)
Gross profit	254	294	63	14	-	625

Selling expenses	(49)	(2)	(15)	-	-	(66)
Administrative expenses	(74)	(50)	(6)	(55)	-	(185)
Exploration expenses	(7)	-	-	-	-	(7)
Other operating income	86	75	13	3	-	177
Other operating expenses	(32)	(27)	(7)	(22)	-	(88)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(38)	-	(3)	2	-	(39)
Share of profit from associates and joint ventures	-	(18)	-	16	-	(2)
Profit from sale of companies´ interest	-	-	-	9	-	9
Operating income	140	272	45	(33)	-	424

Financial income	2	2	-	7	(6)	5
Financial costs	(203)	(119)	(3)	(45)	6	(364)
Other financial results	(15)	280	15	278	-	558
Financial results, net	(216)	163	12	240	-	199
Profit before income tax	(76)	435	57	207	-	623

Income tax	29	(225)	(27)	(95)	-	(318)
Profit (Loss) of the year	(47)	210	30	112	-	305

Depreciation and amortization	166	96	5	-	-	267

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Oil and gas	Generation	Petrochemicals	Holding, Transportation and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	(47)	207	30	112	-	302
Non-controlling interest	-	3	-	-	-	3

Consolidated financial position information as of December 31, 2023
Assets	1,396	2,684	157	631	(146)	4,722
Liabilities	1,213	729	137	376	(146)	2,309

Net book values of property, plant and equipment	1,138	1,345	27	34	-	2,544

Additional consolidated information as of December 31, 2023
Increases in property, plant and equipment and right-of-use assets	556	259	7	5	-	827

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Oil and gas	Generation	Petrochemical	Holding, Transportation and others	Eliminations	Consolidated
Revenue - local market	370	663	425	20	-	1,478
Revenue - foreign market	159	-	192	-	-	351
Intersegment revenue	117	-	-	-	(117)	-
Cost of sales	(350)	(370)	(536)	-	117	(1,139)
Gross profit	296	293	81	20	-	690

Selling expenses	(45)	(3)	(17)	-	-	(65)
Administrative expenses	(60)	(39)	(5)	(38)	-	(142)
Other operating income	61	25	1	44	-	131
Other operating expenses	(26)	(5)	(6)	(9)	-	(46)
Impairment of property, plant and equipment, intangible assets and inventories	(30)	-	(2)	(6)	-	(38)
Impairment of financial assets´	(2)	-	-	(2)	-	(4)
Share of profit from associates and joint ventures	-	65	-	40	-	105
Operating income	194	336	52	49	-	631

Financial income	2	1	-	9	(7)	5
Financial costs	(107)	(82)	(3)	(36)	7	(221)
Other financial results	(28)	72	6	116	-	166
Financial results, net	(133)	(9)	3	89	-	(50)
Profit before income tax	61	327	55	138	-	581

Income tax	(16)	(73)	(15)	(20)	-	(124)
Profit of the year	45	254	40	118	-	457

Depreciation and amortization	125	82	5	-	-	212

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Oil and gas	Generation	Petrochemical	Holding, Transportation and others	Eliminations	Consolidated
Total profit of the year attributable to:
Owners of the company	45	253	40	118	-	456
Non-controlling interest	-	1	-	-	-	1

Consolidated financial position information as of December 31, 2022
Assets	1,234	2,464	177	1,028	(161)	4,742
Liabilities	1,248	979	147	245	(161)	2,458

Net book values of property, plant and equipment	807	1,299	24	34	-	2,164

Additional consolidated information as of December 31, 2022
Increases in property, plant and equipment, intangible assets and right-of-use assets	324	115	7	36	-	482